Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated August 25, 2020 to the

Statutory Prospectus for Class A, Class C, Class T, Class R,

Institutional Class, Class R6, Class P and Administrative Class

Shares and Statement of Additional Information of

Allianz Funds Multi-Strategy Trust,

Dated February 1, 2020 (as supplemented thereafter)

The Board of Trustees of Allianz Funds Multi-Strategy Trust (the "Trust") has approved the liquidation of the following series of the Trust (the "Funds"):

Fund Name	Effective Date
AllianzGI Core Bond Fund	September 28, 2020
AllianzGI Emerging Markets Small Cap Fund	October 16, 2020
AllianzGI Emerging Markets SRI Debt Fund	September 28, 2020
AllianzGI Green Bond Fund	December 17, 2020
AllianzGI Floating Rate Note Fund	September 28, 2020
AllianzGI Best Styles Global Equity Fund	December 17, 2020
AllianzGI Multi Asset Income Fund	December 17, 2020
AllianzGI PerformanceFee Managed Futures Strategy Fund	December 17, 2020
AllianzGI Short Term Bond Fund	December 17, 2020

The details of the liquidations for each series of the Trust are set out separately below.

Disclosure Relating to AllianzGI Core Bond Fund

(for purposes of this section only, the "Fund")

Liquidation of the Fund

Effective on or about September 28, 2020 (the "Liquidation Date"), the Fund will be liquidated and dissolved. Any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after dividend distributions required to eliminate any Fund-level taxes are made and the expenses and liabilities of the Fund have been paid or otherwise provided for. Allianz Global Investors Distributors LLC, the Fund's distributor (the "Distributor"), will waive contingent deferred sales charges applicable to redemptions from and after the date that is five (5) business days prior to the Liquidation Date through and including the Liquidation Date.

At any time prior to the Liquidation Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under "How to Buy and Sell Shares" in the Prospectus. Shareholders may also exchange their shares of the Fund for shares of the same class of any other series of the Allianz Funds Multi-Strategy Trust (the "Trust") or Allianz Funds that offers that class, as described under "How to Buy and Sell Shares — Exchanging Shares" in the Prospectus. Such exchanges will be taxable transactions for shareholders who hold shares in taxable accounts.

Redemptions on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for U.S. federal income tax purposes. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of state, local or non-U.S. tax laws.

Restrictions on New Purchases and Exchanges for Shares of the Fund

The Board of Trustees of the Trust has imposed the following restrictions on new purchases of, and exchanges for, shares of the Fund:

Effective as of the close of business on September 21, 2020, shares of the Fund will no longer be available for purchase by current or new investors in the Fund, other than through the automatic reinvestment of distributions by current shareholders. Shareholders of other series of the Trust and Allianz Funds will no longer be permitted to exchange any of their shares for shares of the Fund, as described in the Prospectus under "How to Buy and Sell Shares — Exchanging Shares." The Board of Trustees of the Trust and the Distributor each reserves the right at any time to modify or eliminate the terms described above, including on a case-by-case basis.

Disclosure Relating to AllianzGI Emerging Markets Small-Cap Fund

(for purposes of this section only, the "Fund")

Liquidation of the Fund

Effective on or about October 16, 2020 (the "Liquidation Date"), the Fund will be liquidated and dissolved. Any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after dividend distributions required to eliminate any Fund-level taxes are made and the expenses and liabilities of the Fund have been paid or otherwise provided for. Allianz Global Investors Distributors LLC, the Fund's distributor (the "Distributor"), will waive contingent deferred sales charges applicable to redemptions from and after the date that is five (5) business days prior to the Liquidation Date through and including the Liquidation Date.

At any time prior to the Liquidation Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under "How to Buy and Sell Shares" in the Prospectus. Shareholders may also exchange their shares of the Fund for shares of the same class of any other series of the Allianz Funds Multi-Strategy Trust (the "Trust") or Allianz Funds that offers that class, as described under "How to Buy and Sell Shares — Exchanging Shares" in the Prospectus. Such exchanges will be taxable transactions for shareholders who hold shares in taxable accounts.

Redemptions on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for U.S. federal income tax purposes. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of state, local or non-U.S. tax laws.

Restrictions on New Purchases and Exchanges for Shares of the Fund

The Board of Trustees of the Trust has imposed the following restrictions on new purchases of, and exchanges for, shares of the Fund:

Effective as of the close of business on October 9, 2020, shares of the Fund will no longer be available for purchase by current or new investors in the Fund, other than through the automatic reinvestment of distributions by current shareholders. Shareholders of other series of the Trust and Allianz Funds will no longer be permitted to exchange any of their shares for shares of the Fund, as described in the Prospectus under "How to Buy and Sell Shares — Exchanging Shares." The Board of Trustees of the Trust and the Distributor each reserves the right at any time to modify or eliminate the terms described above, including on a case-by-case basis.

Disclosure Relating to AllianzGI Emerging Markets SRI Debt Fund

(for purposes of this section only, the "Fund")

Liquidation of the Fund

Effective on or about September 28, 2020 (the "Liquidation Date"), the Fund will be liquidated and dissolved. Any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after dividend distributions required to eliminate any Fund-level taxes are made and the expenses and liabilities of the Fund have been paid or otherwise provided for. Allianz Global Investors Distributors LLC, the Fund's distributor (the "Distributor"), will waive contingent deferred sales charges applicable to redemptions from and after the date that is five (5) business days prior to the Liquidation Date through and including the Liquidation Date.

At any time prior to the Liquidation Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under "How to Buy and Sell Shares" in the Prospectus. Shareholders may also exchange their shares of the Fund for shares of the same class of any other series of the Allianz Funds Multi-Strategy Trust (the "Trust") or Allianz Funds that offers that class, as described under "How to Buy and Sell Shares — Exchanging Shares" in the Prospectus. Such exchanges will be taxable transactions for shareholders who hold shares in taxable accounts.

Redemptions on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for U.S. federal income tax purposes. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of state, local or non-U.S. tax laws.

Restrictions on New Purchases and Exchanges for Shares of the Fund

The Board of Trustees of the Trust has imposed the following restrictions on new purchases of, and exchanges for, shares of the Fund:

Effective as of the close of business on September 21, 2020, shares of the Fund will no longer be available for purchase by current or new investors in the Fund, other than through the automatic reinvestment of distributions by current shareholders. Shareholders of other series of the Trust and Allianz Funds will no longer be permitted to exchange any of their shares for shares of the Fund, as described in the Prospectus under "How to Buy and Sell Shares — Exchanging Shares." The Board of Trustees of the Trust and the Distributor each reserves the right at any time to modify or eliminate the terms described above, including on a case-by-case basis.

Disclosure Relating to AllianzGI Green Bond Fund

(for purposes of this section only, the "Fund")

Liquidation of the Fund

Effective on or about December 17, 2020 (the "Liquidation Date"), the Fund will be liquidated and dissolved. Any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after dividend distributions required to eliminate any Fund-level taxes are made and the expenses and liabilities of the Fund have been paid or otherwise provided for. Allianz Global Investors Distributors LLC, the Fund's distributor (the "Distributor"), will waive contingent deferred sales charges applicable to redemptions from and after the date that is five (5) business days prior to the Liquidation Date through and including the Liquidation Date.

At any time prior to the Liquidation Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under "How to Buy and Sell Shares" in the Prospectus. Shareholders may also exchange their shares of the Fund for shares of the same class of any other series of the Allianz Funds Multi-Strategy Trust (the "Trust") or Allianz Funds that offers that class, as described under "How to Buy and Sell Shares — Exchanging Shares" in the Prospectus. Such exchanges will be taxable transactions for shareholders who hold shares in taxable accounts.

Redemptions on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for U.S. federal income tax purposes. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of state, local or non-U.S. tax laws.

Restrictions on New Purchases and Exchanges for Shares of the Fund

The Board of Trustees of the Trust has imposed the following restrictions on new purchases of, and exchanges for, shares of the Fund:

Effective as of the close of business on December 10, 2020, shares of the Fund will no longer be available for purchase by current or new investors in the Fund, other than through the automatic reinvestment of distributions by current shareholders. Shareholders of other series of the Trust and Allianz Funds will no longer be permitted to exchange any of their shares for shares of the Fund, as described in the Prospectus under "How to Buy and Sell Shares — Exchanging Shares." The Board of Trustees of the Trust and the Distributor each reserves the right at any time to modify or eliminate the terms described above, including on a case-by-case basis.

Disclosure Relating to AllianzGI Floating Rate Note Fund

(for purposes of this section only, the "Fund")

Liquidation of the Fund

Effective on or about September 28, 2020 (the "Liquidation Date"), the Fund will be liquidated and dissolved. Any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after dividend distributions required to eliminate any Fund-level taxes are made and the expenses and liabilities of the Fund have been paid or otherwise provided for. Allianz Global Investors Distributors LLC, the Fund's distributor (the "Distributor"), will waive contingent deferred sales charges applicable to redemptions from and after the date that is five (5) business days prior to the Liquidation Date through and including the Liquidation Date.

At any time prior to the Liquidation Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under "How to Buy and Sell Shares" in the Prospectus. Shareholders may also exchange their shares of the Fund for shares of the same class of any other series of the Allianz Funds Multi-Strategy Trust (the "Trust") or Allianz Funds that offers that class, as described under "How to Buy and Sell Shares — Exchanging Shares" in the Prospectus. Such exchanges will be taxable transactions for shareholders who hold shares in taxable accounts.

Redemptions on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for U.S. federal income tax purposes. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of state, local or non-U.S. tax laws.

Restrictions on New Purchases and Exchanges for Shares of the Fund

The Board of Trustees of the Trust has imposed the following restrictions on new purchases of, and exchanges for, shares of the Fund:

Effective as of the close of business on September 21, 2020, shares of the Fund will no longer be available for purchase by current or new investors in the Fund, other than through the automatic reinvestment of distributions by current shareholders. Shareholders of other series of the Trust and Allianz Funds will no longer be permitted to exchange any of their shares for shares of the Fund, as described in the Prospectus under "How to Buy and Sell Shares — Exchanging Shares." The Board of Trustees of the Trust and the Distributor each reserves the right at any time to modify or eliminate the terms described above, including on a case-by-case basis.

Disclosure Relating to AllianzGI Best Styles Global Equity Fund

(for purposes of this section only, the "Fund")

Liquidation of the Fund

Effective on or about December 17, 2020 (the "Liquidation Date"), the Fund will be liquidated and dissolved. Any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after dividend distributions required to eliminate any Fund-level taxes are made and the expenses and liabilities of the Fund have been paid or otherwise provided for. Allianz Global Investors Distributors LLC, the Fund's distributor (the "Distributor"), will waive contingent deferred sales charges applicable to redemptions from and after the date that is five (5) business days prior to the Liquidation Date through and including the Liquidation Date.

At any time prior to the Liquidation Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under "How to Buy and Sell Shares" in the Prospectus. Shareholders may also exchange their shares of the Fund for shares of the same class of any other series of the Allianz Funds Multi-Strategy Trust (the "Trust") or Allianz Funds that offers that class, as described under "How to Buy and Sell Shares — Exchanging Shares" in the Prospectus. Such exchanges will be taxable transactions for shareholders who hold shares in taxable accounts.

Redemptions on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for U.S. federal income tax purposes. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of state, local or non-U.S. tax laws.

Restrictions on New Purchases and Exchanges for Shares of the Fund

The Board of Trustees of the Trust has imposed the following restrictions on new purchases of, and exchanges for, shares of the Fund:

Effective as of the close of business on December 10, 2020, shares of the Fund will no longer be available for purchase by current or new investors in the Fund, other than through the automatic reinvestment of distributions by current shareholders. Shareholders of other series of the Trust and Allianz Funds will no longer be permitted to exchange any of their shares for shares of the Fund, as described in the Prospectus under "How to Buy and Sell Shares — Exchanging Shares." The Board of Trustees of the Trust and the Distributor each reserves the right at any time to modify or eliminate the terms described above, including on a case-by-case basis.

Disclosure Relating to AllianzGI Multi Asset Income Fund

(for purposes of this section only, the "Fund")

Liquidation of the Fund

Effective on or about December 17, 2020 (the "Liquidation Date"), the Fund will be liquidated and dissolved. Any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after dividend distributions required to eliminate any Fund-level taxes are made and the expenses and liabilities of the Fund have been paid or otherwise provided for. Allianz Global Investors Distributors LLC, the Fund's distributor (the "Distributor"), will waive contingent deferred sales charges applicable to redemptions from and after the date that is five (5) business days prior to the Liquidation Date through and including the Liquidation Date.

At any time prior to the Liquidation Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under "How to Buy and Sell Shares" in the Prospectus. Shareholders may also exchange their shares of the Fund for shares of the same class of any other series of the Allianz Funds Multi-Strategy Trust (the "Trust") or Allianz Funds that offers that class, as described under "How to Buy and Sell Shares — Exchanging Shares" in the Prospectus. Such exchanges will be taxable transactions for shareholders who hold shares in taxable accounts.

Redemptions on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for U.S. federal income tax purposes. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of state, local or non-U.S. tax laws.

Restrictions on New Purchases and Exchanges for Shares of the Fund

The Board of Trustees of the Trust has imposed the following restrictions on new purchases of, and exchanges for, shares of the Fund:

Effective as of the close of business on December 10, 2020, shares of the Fund will no longer be available for purchase by current or new investors in the Fund, other than through the automatic reinvestment of distributions by current shareholders. Shareholders of other series of the Trust and Allianz Funds will no longer be permitted to exchange any of their shares for shares of the Fund, as described in the Prospectus under "How to Buy and Sell Shares — Exchanging Shares." The Board of Trustees of the Trust and the Distributor each reserves the right at any time to modify or eliminate the terms described above, including on a case-by-case basis.

Disclosure Relating to AllianzGI PerformanceFee Managed Futures Strategy Fund

(for purposes of this section only, the "Fund")

Liquidation of the Fund

Effective on or about December 17, 2020 (the "Liquidation Date"), the Fund will be liquidated and dissolved. Any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after dividend distributions required to eliminate any Fund-level taxes are made and the expenses and liabilities of the Fund have been paid or otherwise provided for. Allianz Global Investors Distributors LLC, the Fund's distributor (the "Distributor"), will waive contingent deferred sales charges applicable to redemptions from and after the date that is five (5) business days prior to the Liquidation Date through and including the Liquidation Date.

At any time prior to the Liquidation Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under "How to Buy and Sell Shares" in the Prospectus. Shareholders may also exchange their shares of the Fund for shares of the same class of any other series of the Allianz Funds Multi-Strategy Trust (the "Trust") or Allianz Funds that offers that class, as described under "How to Buy and Sell Shares — Exchanging Shares" in the Prospectus. Such exchanges will be taxable transactions for shareholders who hold shares in taxable accounts.

Redemptions on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for U.S. federal income tax purposes. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of state, local or non-U.S. tax laws.

Restrictions on New Purchases and Exchanges for Shares of the Fund

The Board of Trustees of the Trust has imposed the following restrictions on new purchases of, and exchanges for, shares of the Fund:

Effective as of the close of business on December 10, 2020, shares of the Fund will no longer be available for purchase by current or new investors in the Fund, other than through the automatic reinvestment of distributions by current shareholders. Shareholders of other series of the Trust and Allianz Funds will no longer be permitted to exchange any of their shares for shares of the Fund, as described in the Prospectus under "How to Buy and Sell Shares — Exchanging Shares." The Board of Trustees of the Trust and the Distributor each reserves the right at any time to modify or eliminate the terms described above, including on a case-by-case basis.

Disclosure Relating to AllianzGI Short Term Bond Fund

(for purposes of this section only, the "Fund")

Liquidation of the Fund

Effective on or about December 17, 2020 (the "Liquidation Date"), the Fund will be liquidated and dissolved. Any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after dividend distributions required to eliminate any Fund-level taxes are made and the expenses and liabilities of the Fund have been paid or otherwise provided for. Allianz Global Investors Distributors LLC, the Fund's distributor (the "Distributor"), will waive contingent deferred sales charges applicable to redemptions from and after the date that is five (5) business days prior to the Liquidation Date through and including the Liquidation Date.

At any time prior to the Liquidation Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under "How to Buy and Sell Shares" in the Prospectus. Shareholders may also exchange their shares of the Fund for shares of the same class of any other series of the Allianz Funds Multi-Strategy Trust (the "Trust") or Allianz Funds that offers that class, as described under "How to Buy and Sell Shares — Exchanging Shares" in the Prospectus. Such exchanges will be taxable transactions for shareholders who hold shares in taxable accounts.

Redemptions on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for U.S. federal income tax purposes. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of state, local or non-U.S. tax laws.

Restrictions on New Purchases and Exchanges for Shares of the Fund

The Board of Trustees of the Trust has imposed the following restrictions on new purchases of, and exchanges for, shares of the Fund:

Effective as of the close of business on December 10, 2020, shares of the Fund will no longer be available for purchase by current or new investors in the Fund, other than through the automatic reinvestment of distributions by current shareholders. Shareholders of other series of the Trust and Allianz Funds will no longer be permitted to exchange any of their shares for shares of the Fund, as described in the Prospectus under "How to Buy and Sell Shares — Exchanging Shares." The Board of Trustees of the Trust and the Distributor each reserves the right at any time to modify or eliminate the terms described above, including on a case-by-case basis.

Please retain this Supplement for future reference.